DERIVATIVE LIABILITY	9 Months Ended
Sep. 30, 2021
DERIVATIVE LIABILITY
DERIVATIVE LIABILITY

9.    DERIVATIVE LIABILITY

The Company classified certain conversion and redemption features, mentioned below, in the convertible note issued on April 16, 2021 as embedded derivative instruments due to the variable conversion price feature and potential adjustments to conversion prices due to events of a qualified financing, IPO, or a change of control.

Feature 1: Automatic conversion into shares of the Company’s next equity financings upon qualified financing adjusted for the discount rate.

Feature 2: Automatic conversion upon IPO or merger with a Special Purpose Acquisition Company (“SPAC”) into the shares of the Company’s common stock.

Feature 3: Optional redemption upon a change of control.

These features are bundled into a single unit and are recorded as derivative liabilities at fair value in the consolidated financial statements. These fair value estimates were measured using inputs classified as Level 3 of the fair value hierarchy. To arrive at the fair value of the embedded unit the Company relies upon a with-and-without analysis. This methodology compares the calculated value of the convertible note and the indicated value of the debt component. In order to compute the fair value of the convertible note, the Company utilizes the discounted cash flow analysis, where the discounted rate was calculated by utilizing a risk-free rate, an option-adjusted spread, and a risk premium.

The Company used four exit scenarios namely SPAC — Fast, SPAC — Slow, Financing, and Maturity. The following table presents the inputs and assumptions used in the valuation of the fair value of the debt component.

September 30, 2021
(unaudited)
Term in years	0.08 – 0.54
Risk premium	56.89%
Option adjusted spread	6.54%
Risk free rate	0.05% – 0.07%

The difference between the indicated fair value of the debt component and the fair value of the instruments results in the indicated value of the embedded feature. The following table presents the fair value of the different components using the discounted cash flow and the with-and-without analysis to determine the fair value of the derivative liabilities as of September 30, 2021 (in thousands):

September 30, 2021
(unaudited)
Fair value of instrument	$35,010
Fair value of straight debt component	21,064
Fair value of embedded unit	13,946

The following table provides a roll-forward of the fair values of the Company’s derivative liability for the period ended September 30, 2021 (in thousands):

September 30, 2021
(unaudited)
Balance – December 31, 2020	$—
Add: Derivative liability on date of issuance of convertible note	8,163
Change in fair market value of derivative liability	5,783
Balance – September 30, 2021	13,946

The change in fair value of the derivative liability, which is bifurcated from the host instrument, is initially measured at its issue-date fair value, and the subsequent change in fair value of $5.8 million is recognized as other income or expense.